Employee Benefits - Pension Plans with Benefit Obligations in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$ 692	$ 676
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$ 631	$ 628